Condensed Consolidated Statements Of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Licensing revenue	$ 144		$ 144
Cost of sales	1		1
Loss on impairment of inventory						$ 6
Gross margin	143		143			(5)
Research and development expenses						334
Selling, general and administrative expenses	2,024	$ 1,445	6,152	$ 9,268	10,664	7,602
Total operating expenses	2,024	1,445	6,152	9,268	10,664	7,936
Other income	19	1	213	1		3
Interest expense	(70)	(119)	(185)	(420)	(547)	(421)
Change in fair value of contingent payment obligations	(172)	(105)	(2,996)	(3,487)	(8,367)	(1,094)
Total interest and other	(223)	(223)	(2,968)	(3,906)	(8,914)	(1,512)
Net loss before income tax					(19,578)	(9,453)
Income tax expense
Net loss	(2,104)	(1,668)	(8,977)	(13,174)	(19,578)	(9,453)
Other comprehensive loss, net of tax
Comprehensive loss	$ (2,104)	$ (1,668)	$ (8,977)	$ (13,174)	$ (19,578)	$ (9,453)
Basic and diluted net loss per common share	$ (0.03)	$ (0.03)	$ (0.13)	$ (0.29)	$ (0.42)	$ (0.30)
Weighted average common shares outstanding	73,868,000	50,530,000	69,869,000	44,772,000	47,019	31,461
Product [Member]
Licensing revenue						$ 74
Cost of sales						$ 73